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                                                              March 3, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:       Office of Filings, Information & Consumer Services

        Re: ABN AMRO Funds, formerly known as Alleghany Funds (the "Trust") File Nos. 33-68666 and 811-08004

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the (i) Class N Shares Prospectus; (ii) Class I Shares - Institutional Funds Prospectus; (iii) Class I Shares - Money Market Funds Prospectus; (iv) Class S Shares Prospectus; (v) Class C Shares Prospectus; (vi) Class R Shares Prospectus; (vii) Class Y Shares Prospectus; (viii) Class YS Shares Prospectus; and (ix) Statement of Additional Information, each dated March 1, 2005, do not differ from those contained in Post-Effective Amendment No. 56 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on February 25, 2005 (Accession No. 0000950137-05-002310).

         Any comments on this filing should be directed to Gail A. Hanson at
(617) 338-4057 or the undersigned at (617) 338-4426.

                                                             Sincerely,

                                                             /s/ Aaron Remorenko

                                                             Aaron Remorenko




cc:      Gerald Dillenburg
         Gail Hanson, Esq.
         Cathy O'Kelly, Esq.

99 High Street, 27th Floor
Boston, MA  02110